Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in goodwill [abstract]
Beginning balance	¥ 19,121	¥ 17,492
Business combinations	372	1,641
Disposals	0	(12)
Ending balance	¥ 19,493	¥ 19,121